Business and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization	Business and Organization
Colony Capital, Inc. (together with its consolidated subsidiaries, the "Company" and formerly, Colony NorthStar, Inc. prior to June 25, 2018) is a leading global investment management firm with $43 billion of assets under management. The Company manages capital on behalf of its stockholders, as well as institutional and retail investors in private funds, and traded and non-traded real estate investment trusts ("REITs"). The Company has significant holdings in: (a) the healthcare, industrial and hospitality property sectors; (b) Colony Credit Real Estate, Inc. (NYSE: CLNC) and NorthStar Realty Europe, Corp. (NYSE: NRE), which are both externally managed by subsidiaries of the Company; and (c) various other equity and debt investments.
The Company was organized in May 2016 as a Maryland corporation and was formed through a tri-party merger (the "Merger") among Colony Capital, Inc. ("Colony"), NorthStar Asset Management Group Inc. ("NSAM") and NorthStar Realty Finance Corp. ("NRF") in an all-stock exchange on January 10, 2017. The Company elected to be taxed as a REIT under the Internal Revenue Code, for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2017.
The Company conducts all of its activities and holds substantially all of its assets and liabilities through its operating subsidiary, Colony Capital Operating Company, LLC (the "Operating Company" or the "OP"). At March 31, 2019, the Company owned 93.9% of the OP, as its sole managing member. The remaining 6.1% is owned primarily by certain employees of the Company as noncontrolling interests.
Colony Credit
The Company owns an approximate 36.4% interest, on a fully diluted basis, in Colony Credit Real Estate, Inc. ("Colony Credit," formerly Colony NorthStar Credit Real Estate, Inc. prior to June 25, 2018). Colony Credit was formed on January 31, 2018 through a contribution of the CLNY Contributed Portfolio (as described below), represented by the Company's ownership interests ranging from 38% to 100% in certain investment entities ("CLNY Investment Entities"), and a concurrent all-stock merger with NorthStar Real Estate Income Trust, Inc. ("NorthStar I") and NorthStar Real Estate Income II, Inc. ("NorthStar II"), both publicly registered non-traded REITs sponsored and managed by a subsidiary of the Company (the "Combination"). The CLNY Contributed Portfolio comprised the Company's interests in certain commercial real estate loans, net lease properties and limited partnership interests in third party sponsored funds, which represented a select portfolio of U.S. investments within the Company’s other equity and debt segment that were transferable assets consistent with Colony Credit's strategy. Upon closing of the Combination, the Company's management contracts with NorthStar I and NorthStar II were terminated; concurrently, the Company entered into a new management agreement with Colony Credit.
Corporate Restructuring
Following a strategic review process, in November 2018, the Company announced a corporate restructuring and reorganization plan aimed at reducing its annual compensation and administrative expenses over the next 12 months. The restructuring plan was designed to match resources that further align the Company's increasing focus on its investment management business. In the fourth quarter of 2018, the Company incurred $19.3 million of restructuring costs, predominantly severance costs and accelerated equity-based compensation. In the first quarter of 2019, an additional $0.6 million of restructuring costs were incurred.
Strategic Asset Review
In February 2019, the Company announced the implementation of a series of changes designed to enhance its corporate governance, and entered into a cooperation agreement with Blackwells Capital LLC, a stockholder of the Company. In connection with the cooperation agreement, the Company's board of directors formed a Strategic Asset Review Committee, composed solely of independent directors, to review, evaluate and make recommendations to the board on issues relating to the Company's assets and business configuration.
As part of a comprehensive review undertaken by the Company, together with its Strategic Asset Review Committee and an independent advisor, the Company has undertaken certain assessments and strategic initiatives intended to build on core investment management competencies while focusing on high-growth businesses.
In June 2019, the Company engaged advisors to market its industrial portfolio and related management platform for sale. There has been significant appreciation in the value of the industrial portfolio driven by favorable operating fundamentals and strong investor demand for light industrial assets. In September 2019, the Company entered into definitive sale agreements for the sale of its light industrial portfolio and related management platform for an aggregate gross sales price of approximately $5.7 billion. The sale closed in December 2019. Separately, the Company is in the process of negotiating a sale of the bulk industrial portfolio that was acquired in February 2019. The Company may redeploy a portion of the proceeds into higher total return strategies and may further consider the reduction of corporate leverage or other uses. The sale of the industrial business, including its related management platform, represents a strategic shift that will have a significant effect on the Company’s operations and financial results, and had met the criteria as held for sale and discontinued operations effective June 2019. Accordingly, for all current and prior periods presented, the related assets and liabilities are presented as assets and liabilities held for sale on the consolidated balance sheets (Note 7) and the related operating results are presented as income from discontinued operations on the consolidated statement of operations (Note 15).	Business and Organization
Colony Capital, Inc. (together with its consolidated subsidiaries, the "Company") is a leading global investment management firm with approximately $43 billion of assets under management. The Company manages capital on behalf of its stockholders, as well as institutional and retail investors in private funds, traded and non-traded real estate investment trusts ("REITs") and registered investment companies. The Company has significant holdings in: (a) the healthcare, industrial and hospitality property sectors; (b) Colony Credit Real Estate, Inc. (NYSE: CLNC) and NorthStar Realty Europe, Corp (NYSE: NRE) which are both externally managed by subsidiaries of the Company; and (c) various other equity and debt investments.
The Company was organized in May 2016 as a Maryland corporation, and elected to be taxed as a REIT under the Internal Revenue Code, for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2017. Effective June 25, 2018, the Company changed its name from Colony NorthStar, Inc. to Colony Capital, Inc. and its ticker symbol on the NYSE from "CLNS" to "CLNY."
The Company conducts all of its activities and holds substantially all of its assets and liabilities through its operating subsidiary, Colony Capital Operating Company, LLC (the "Operating Company" or the “OP”). At December 31, 2018, the Company owned 93.9% of the OP, as its sole managing member. The remaining 6.1% is owned primarily by certain employees of the Company as noncontrolling interests.
Merger
The Company was formed through a tri-party merger (the “Merger”) among Colony Capital, Inc. (“Colony”), NorthStar Asset Management Group Inc. (“NSAM”) and NorthStar Realty Finance Corp. (“NRF”) in an all-stock exchange on January 10, 2017 ("Closing Date").
The Merger was accounted for as a reverse acquisition, with NSAM as the legal acquirer for certain legal and regulatory matters, and Colony as the accounting acquirer for purposes of financial reporting. Consequently, the historical financial information included herein as of any date or for any periods on or prior to the Closing Date represents the pre-Merger financial information of Colony. Accordingly, the results of operations of the Company may not be comparable as the first ten days of 2017 and full year 2016 reflect only the pre-Merger activity of Colony.
Details of the Merger are described more fully in Note 3 and the accounting treatment thereof in Note 2.
Colony Credit
On August 25, 2017, as amended and restated on November 20, 2017, certain subsidiaries of the Company entered into a combination agreement with NorthStar Real Estate Income Trust, Inc. (“NorthStar I”) and NorthStar Real Estate Income II, Inc. (“NorthStar II”), both publicly registered non-traded REITs sponsored and managed by a subsidiary of the Company, and certain other subsidiaries of the foregoing. Pursuant to the combination agreement, certain subsidiaries of the Company agreed to contribute the CLNY Contributed Portfolio (as defined in Note 4), represented by the Company's ownership interests ranging from 38% to 100% in certain investment entities ("CLNY Investment Entities"), to Colony Credit Real Estate, Inc. (formerly Colony NorthStar Credit Real Estate, Inc.) ("Colony Credit") and its operating company, and NorthStar I and NorthStar II agreed to merge in all-stock mergers with and into Colony Credit (collectively, the “Combination”).
On January 18, 2018, the Combination was approved by the stockholders of NorthStar I and NorthStar II. The Combination closed on January 31, 2018. On June 25, 2018, Colony Credit changed its name from Colony NorthStar Credit Real Estate, Inc. to Colony Credit Real Estate, Inc. See additional information in Note 4.
Corporate Restructuring
Following a strategic review process, in November 2018, the Company announced a corporate restructuring and reorganization plan aimed at reducing its annual compensation and administrative expenses over the next 12 months. The restructuring plan was designed to match resources that further align the Company's increasing focus on its investment management business. In the fourth quarter of 2018, the Company incurred $19.3 million of restructuring costs, which were primarily $14.5 million of severance costs and $4.7 million of accelerated equity-based compensation.
Strategic Asset Review
In February 2019, the Company announced the implementation of a series of changes designed to enhance its corporate governance, and entered into a cooperation agreement with Blackwells Capital LLC, a stockholder of the Company. In connection with the cooperation agreement, the Company's board of directors formed a Strategic Asset Review Committee, composed solely of independent directors, to review, evaluate and make recommendations to the board on issues relating to the Company's assets and business configuration.
As part of a comprehensive review undertaken by the Company, together with its Strategic Asset Review Committee and an independent advisor, the Company has undertaken certain assessments and strategic initiatives intended to build on core investment management competencies while focusing on high-growth businesses.
In June 2019, the Company engaged advisors to market its industrial portfolio and related management platform for sale. There has been significant appreciation in the value of the industrial portfolio driven by favorable operating fundamentals and strong investor demand for light industrial assets. In September 2019, the Company entered into definitive sale agreements for the sale of its light industrial portfolio and related management platform for an aggregate gross sales price of approximately $5.7 billion. The sale closed in December 2019. Separately, the Company is in the process of negotiating a sale of the bulk industrial portfolio that was acquired in February 2019. The Company may redeploy a portion of the proceeds into higher total return strategies and may further consider the reduction of corporate leverage or other uses. The sale of the industrial business, including its related management platform, represents a strategic shift that will have a significant effect on the Company’s operations and financial results, and had met the criteria as held for sale and discontinued operations effective June 2019. Accordingly, for all current and prior periods presented, the related assets and liabilities are presented as assets and liabilities held for sale on the consolidated balance sheets (see Note 10 to the consolidated financial statements) and the related operating results are presented as income from discontinued operations on the consolidated statement of operations (see Note 18 to the consolidated financial statements).